REVENUE - Contract Balances (Details) $ in Thousands	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Apr. 10, 2018 USD ($)	Jun. 30, 2021 USD ($) aircraft	Jun. 30, 2020 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($) aircraft	Dec. 31, 2019 USD ($)
REVENUE
Maintenance expense	$ 11,300	$ 2,426	$ 9,508	$ 20,510	$ 8,904	$ 15,491	$ 27,416	$ 35,286
Total Contract Liabilities	139,420			139,420			128,384	141,185
Air Traffic Liabilities
REVENUE
Total Contract Liabilities	113,771			$ 113,771			$ 101,075	116,660
Threshold period in which tickets can be booked in advance				12 months			12 months
Loyalty Program Liabilities
REVENUE
Total Contract Liabilities	20,877	$ 22,118		$ 20,877	22,118	$ 23,950	$ 22,069	22,892
Revenue recognized				3,096	$ 3,395		4,838	12,408
Amazon Deferred Up-front Payment
REVENUE
Total Contract Liabilities	4,772			$ 4,772			5,240	$ 1,633
Revenue recognized							$ 393
Costs to fulfill contract with Amazon
REVENUE
Number of cargo aircraft | aircraft				12			12
Maintenance expense	169			$ 307			$ 271
Contract Assets	$ 3,203			3,203			3,614
Passenger | Air Traffic Liabilities
REVENUE
Revenue recognized				$ 82,206			$ 110,868